FINANCIAL RISK MANAGEMENT - Nominal Value of Currency Derivatives (Details) - Currency risk EUR_ in Millions	Dec. 31, 2021 EUR_
Less than 1 year | Sold currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	278
Less than 1 year | Sold currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	77
Less than 1 year | Sold currencies CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	2
Less than 1 year | Sold currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	13
Less than 1 year | Purchased currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	138
Less than 1 year | Purchased currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	157
Less than 1 year | Purchased currencies EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	69
Less than 1 year | Purchased currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Sold currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	194
Over 1 year | Sold currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	9
Over 1 year | Sold currencies CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Sold currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Purchased currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	23
Over 1 year | Purchased currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	21
Over 1 year | Purchased currencies EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Purchased currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0